Operating Segment Information and Concentrations of Risk - Operating Segments and Geographical Information (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Research and development costs	$ 29.5	$ 31.7	$ 33.1
Selling, general and administrative expenses	254.2	245.5	224.4
Asbestos adjustments	(5.5)	(33.4)	195.8
AICF SG&A expenses	1.7	2.5	2.1
Net interest (expense) income	(25.6)	(7.5)	(1.1)
General Corporate [Member]
Segment Reporting Information [Line Items]
Asbestos adjustments	5.5	33.4	(195.8)
Value of Asbestos-related assets	619.8	657.3
Asia Pacific Fiber Cement [Member]
Segment Reporting Information [Line Items]
Research and development costs	1.2	1.4	1.3
New Zealand weathertightness claims (expense) / benefit	(0.5)	4.3	(1.8)
Research and Development [Member]
Segment Reporting Information [Line Items]
Research and development costs	21.7	24.2	22.2
Selling, general and administrative expenses	2.2	1.8	2.2
AICF Funding [Member]
Segment Reporting Information [Line Items]
Net interest (expense) income	0.3	(1.4)	(2.9)
Australian Pipes Business [Member]
Segment Reporting Information [Line Items]
Gain on sale of business	1.7
North America & Europe Fiber Cement [Member]
Segment Reporting Information [Line Items]
Research and development costs	$ 6.6	$ 6.1	$ 9.6